Unaudited Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Summary of Unaudited Quarterly Financial Data
The following table presents the unaudited quarterly financial data. This information has been prepared on a basis consistent with that of the audited consolidated financial statements and all necessary material adjustments, consisting of normal recurring accruals and adjustments, have been included to present fairly the unaudited quarterly financial data. The quarterly results of operations for these periods are not necessarily indicative of future results of operations. The per share calculations for each of the quarters are based on the weighted average number of shares for each period; therefore, the sum of the quarters may not necessarily be equal to the full year per share amount.

(in thousands)	December 31, 2015 (1)	September 30, 2015 (2)	June 30, 2015	March 31, 2015 (3)
Total revenues	$199,531	$184,830	$180,757	$162,860
Gross profit	67,598	64,750	59,025	49,363
Operating income	16,397	14,628	14,119	4,774
Income (loss) from continuing operations	1,839	10,009	18,467	(21,324)
Income from discontinued operations	(2,098)	4,934	8,108	(3,963)
Gain (loss) on sale of discontinued operations, net of income tax	(1,277)	151,075	—	—
Net income (loss) attributable to Holdings	$(2,217)	$164,500	$24,457	$(24,902)

Basic and fully diluted income (loss) per share attributable to Holdings:
Continuing operations	$(0.37)	$0.14	$0.28	$0.42
Discontinued operations	(0.02)	2.87	0.12	0.05
Basic and fully diluted income (loss) per share attributable to Holdings	$(0.39)	$3.01	$0.40	$0.47

(1) The Company accrued an additional $1.3 million during the three months ended December 31, 2015 related to the expected working capital settlement for the sale of CamelBak.

(2) During the three months ended September 30, 2015, the Company sold their Camelbak operating segment and entered into a sale of their American Furniture operating segment (the sale was finalized on October 5, 2015) for a net gain on sale of approximately $151.1 million. The Company also purchased Manitoba Harvest for a purchase price of approximately $102.7 million - refer to "Note C - Acquisition of Businesses".

(in thousands)	December 31, 2014 (1)	September 30, 2014 (2)	June 30, 2014 (3)	March 31, 2014
Total revenues	$178,049	$123,659	$178,850	$156,117
Gross profit	51,772	42,374	58,536	52,335
Operating income	1,103	5,910	14,391	10,488
Income from continuing operations	3,943	258,579	6,376	1,179
Income from discontinued operations	4,990	3,951	5,943	6,194
Net income attributable to Holdings	7,359	261,098	5,719	4,659

Basic and fully diluted income (loss) per share attributable to Holdings:
Continuing operations	$0.04	$5.06	$(0.01)	$(0.04)
Discontinued operations	0.10	0.09	0.12	0.12
Basic and fully diluted income per share attributable to Holdings	$0.14	$5.15	$0.11	$0.08